Leases - Summary of Changes in ROU Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in Right-of-Use Assets [Roll Forward]
Balance, beginning of period	$ 29,496	$ 33,543
Additions to right-of-use assets	18,977	9,924
Depreciation, right-of-use assets	(14,961)	(12,444)
Increase (Decrease) Through Other, Right-of-Use Assets	(3,249)	(1,527)
Balance, end of period	$ 30,263	$ 29,496